Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	56 Months Ended	99 Months Ended	115 Months Ended		120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jun. 29, 2020	Feb. 29, 2020	Feb. 28, 2019	Aug. 17, 2018	Feb. 28, 2018	Feb. 28, 2017	Dec. 01, 2016	Feb. 29, 2016	Aug. 10, 2015	Aug. 07, 2015	Feb. 28, 2015
C000220628
Account Value [Line Items]
Line Graph and Table Measure Name	Victory California Bond Fund
Account Value	$ 11,924	$ 11,924	$ 11,924	$ 11,924	$ 11,924	$ 11,924	$ 11,611	$ 10,989	$ 11,798	$ 11,776		$ 11,775	$ 10,754		$ 10,425	$ 10,125		$ 10,121			$ 9,774
C000034886
Account Value [Line Items]
Account Value	12,498	12,498	12,498	12,498	12,498	12,498	12,144	11,471	12,290	12,237		12,194	11,120		10,744	10,421		10,381			10,000
C000220629
Account Value [Line Items]
Account Value	1,047,754	1,047,754	1,047,754	1,047,754	1,047,754	1,047,754	1,017,551	960,635	1,027,557	1,022,628	$ 1,000,000
C000114652
Account Value [Line Items]
Account Value	17,958	17,958	17,958	17,958	17,958	17,958	16,412	14,231	15,201	14,100		11,613	11,449		11,591	10,268		8,824			10,000
C000114650
Account Value [Line Items]
Account Value	14,568	14,568	14,568	14,568	14,568	14,568	13,472	12,446	13,288	13,189		12,169	11,187		11,024	10,560		9,541			10,000
C000114653
Account Value [Line Items]
Account Value	21,397	21,397	21,397	21,397	21,397	21,397	18,856	15,593	16,872	15,595		12,322	12,335		12,699	10,845		8,825			10,000
C000034874
Account Value [Line Items]
Account Value	15,059	15,059	15,059	15,059	15,059	15,059	13,937	12,608	13,644	13,149		11,545	11,037		11,049	10,169		9,076			10,000
C000034896
Account Value [Line Items]
Account Value	15,775	15,775	15,775	15,775	15,775	15,775	14,526	12,961	13,965	13,338		11,458	11,095		11,165	10,144		8,957			10,000
C000114651
Account Value [Line Items]
Account Value	13,962	13,962	13,962	13,962	13,962	13,962	13,057	12,138	13,158	12,835		11,510	10,911		10,909	10,195		9,243			10,000
C000034897
Account Value [Line Items]
Account Value	14,459	14,459	14,459	14,459	14,459	14,459	13,719	11,910	13,955	15,423		11,476	11,445		13,047	10,337		8,012			10,000
C000066846
Account Value [Line Items]
Account Value	1,476,011	1,476,011	1,476,011	1,476,011	1,476,011	1,476,011	1,397,544	1,211,203	1,416,994	1,563,219		1,160,464	1,155,094		1,313,903	1,039,013		803,780			1,000,000
C000158652
Account Value [Line Items]
Account Value	21,248	21,248	21,248	21,248	21,248	21,248	18,536	15,562	16,350	14,106		11,906	11,816		11,695	10,538		8,915		$ 10,000
C000175754
Account Value [Line Items]
Account Value	11,471	11,471	11,471	11,471	11,471	11,471	10,829	10,500	11,193	11,385		11,170	10,342		10,017	10,044	$ 10,000
C000034899
Account Value [Line Items]
Account Value	11,452	11,452	11,452	11,452	11,452	11,452	10,840	10,528	11,243	11,488		11,280	10,454		10,127	10,179		10,188			10,000
C000159210
Account Value [Line Items]
Account Value	$ 1,155,134	1,155,134	1,155,134	1,155,134	1,155,134	1,155,134	1,092,230	1,059,573	1,130,415	1,154,291		1,132,522	1,048,858		1,016,210	1,019,331		1,019,501	$ 1,000,000
C000220607
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Growth and Tax Strategy Fund
Account Value	$ 14,120	14,120	14,120	14,120	14,120	14,120	12,744	10,865	12,004	11,148	9,777
C000220605
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Growth and Tax Strategy Fund
Account Value	$ 13,949	13,949	13,949	13,949	13,949	13,949	12,681	10,898	12,123	11,342	10,000
C000034866
Account Value [Line Items]
Account Value	19,988	19,988	19,988	19,988	19,988	19,988	17,983	15,281	16,822	15,577		13,672	12,481		12,033	10,967		9,901			10,000
C000220606
Account Value [Line Items]
Account Value	1,463,871	1,463,871	1,463,871	1,463,871	1,463,871	1,463,871	1,317,355	1,119,916	1,233,474	1,141,867	1,000,000
C000204424
Account Value [Line Items]
Account Value	14,769	14,769	14,769	14,769	14,769	14,769	13,495	11,798	12,342	11,657		9,729	9,782	$ 10,000
C000034872
Account Value [Line Items]
Account Value	16,858	16,858	16,858	16,858	16,858	16,858	15,440	13,527	14,210	13,646		11,410	11,501		12,257	10,022		8,558			10,000
C000066841
Account Value [Line Items]
Account Value	1,700,021	1,700,021	1,700,021	1,700,021	1,700,021	1,700,021	1,555,838	1,362,493	1,430,317	1,372,569		1,146,609	1,155,193		1,229,709	1,005,044		856,963			1,000,000
C000034877
Account Value [Line Items]
Account Value	12,321	12,321	12,321	12,321	12,321	12,321	11,839	11,131	12,063	11,944		11,987	10,953		10,613	10,368		10,341			10,000
C000220622
Account Value [Line Items]
Account Value	$ 1,058,369	1,058,369	1,058,369	1,058,369	1,058,369	1,058,369	1,016,511	957,007	1,036,496	1,026,147	1,000,000
C000220623
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Precious Metals and Minerals Fund
Account Value	$ 17,439	17,439	17,439	17,439	17,439	17,439	11,390	12,015	14,920	13,680		11,435	9,618		9,296	10,132		8,280			9,422
C000034879
Account Value [Line Items]
Account Value	18,732	18,732	18,732	18,732	18,732	18,732	12,213	12,861	15,943	14,594		12,174	10,236		9,881	10,761		8,796			10,000
C000066842
Account Value [Line Items]
Account Value	$ 1,919,909	1,919,909	1,919,909	1,919,909	1,919,909	1,919,909	1,250,684	1,314,224	1,626,880	1,486,629		1,238,784	1,038,487		999,071	1,082,730		883,077			1,000,000
C000220633
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Sustainable World Fund
Account Value	$ 22,352	22,352	22,352	22,352	22,352	22,352	19,752	15,768	17,295	16,156		12,664	11,865		11,751	10,059		8,475			9,424
C000034893
Account Value [Line Items]
Account Value	24,357	24,357	24,357	24,357	24,357	24,357	21,467	17,093	18,695	17,421		13,622	12,725		12,570	10,726		9,019			10,000
C000159208
Account Value [Line Items]
Account Value	2,414,355	2,414,355	2,414,355	2,414,355	2,414,355	2,414,355	2,125,837	1,691,618	1,848,802	1,722,231		1,345,318	1,256,025		1,240,404	1,058,497		889,238	1,000,000
C000158651
Account Value [Line Items]
Account Value	$ 19,223	19,223	19,223	19,223	19,223	19,223	17,393	14,788	16,960	15,319		12,182	11,523		11,583	10,704		9,366		10,000
C000220611
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Intermediate-Term Fund
Account Value	$ 11,994	11,994	11,994	11,994	11,994	11,994	11,555	11,027	11,641	11,710		11,590	10,674		10,282	9,968		10,075			9,777
C000034870
Account Value [Line Items]
Account Value	12,579	12,579	12,579	12,579	12,579	12,579	12,090	11,509	12,120	12,162		12,007	11,030		10,601	10,251		10,332			10,000
C000220612
Account Value [Line Items]
Account Value	$ 1,072,257	1,072,257	1,072,257	1,072,257	1,072,257	1,072,257	1,030,176	979,612	1,032,077	1,033,933	1,000,000
C000220616
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Long-Term Fund
Account Value	$ 12,098	12,098	12,098	12,098	12,098	12,098	11,552	10,897	12,000	11,899		11,830	10,752		10,448	10,130		10,092			9,773
C000034873
Account Value [Line Items]
Account Value	12,665	12,665	12,665	12,665	12,665	12,665	12,070	11,363	12,486	12,359		12,263	11,122		10,784	10,421		10,355			10,000
C000220617
Account Value [Line Items]
Account Value	$ 1,066,284	1,066,284	1,066,284	1,066,284	1,066,284	1,066,284	1,015,878	956,210	1,050,393	1,039,050	1,000,000
C000220625
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Short-Term Fund
Account Value	$ 11,042	11,042	11,042	11,042	11,042	11,042	10,602	10,179	10,416	10,497		10,398	10,089		9,886	9,790		9,817			9,771
C000034881
Account Value [Line Items]
Account Value	11,542	11,542	11,542	11,542	11,542	11,542	11,070	10,610	10,838	10,898		10,760	10,426		10,190	10,062		10,063			10,000
C000220626
Account Value [Line Items]
Account Value	$ 1,082,301	1,082,301	1,082,301	1,082,301	1,082,301	1,082,301	1,037,594	994,090	1,015,182	1,018,919	1,000,000
C000220631
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Virginia Bond Fund
Account Value	$ 11,642	11,642	11,642	11,642	11,642	11,642	11,286	10,695	11,508	11,552		11,458	10,644		10,338	10,111		10,061			9,771
C000034891
Account Value [Line Items]
Account Value	12,206	12,206	12,206	12,206	12,206	12,206	11,796	11,165	11,974	11,992		11,873	11,003		10,655	10,398		10,330			10,000
C000220632
Account Value [Line Items]
Account Value	$ 1,044,887	1,044,887	1,044,887	1,044,887	1,044,887	1,044,887	1,010,293	954,810	1,023,569	1,024,814	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,036	12,036	12,036	12,036	12,036	12,036	11,323	10,881	11,997	12,334		12,077	10,854		10,518	10,417		10,094			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,036	12,036	12,036	12,036	12,036	12,036	11,323	10,881	11,997	12,334		12,077	10,854		10,518	10,417		10,094			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,390,834	2,390,834	2,390,834	2,390,834	2,390,834	2,390,834	2,077,881	1,687,302	1,839,237	1,706,032		1,309,840	1,260,845		1,271,512	1,070,379		876,799			1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,251	24,251	24,251	24,251	24,251	24,251	21,077	17,115	18,656	17,305		13,286	12,789		12,897	10,857		8,894		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,440	11,440	11,440	11,440	11,440	11,440	10,812	10,464	11,590	11,905		11,743	10,514		10,191	10,140	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,613	11,613	11,613	11,613	11,613	11,613	10,976	10,622	11,766	12,086		11,921	10,674		10,346	10,294		10,150			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,169,935	1,169,935	1,169,935	1,169,935	1,169,935	1,169,935	1,105,713	1,070,111	1,185,348	1,217,543		1,200,928	1,075,302		1,042,265	1,037,027		1,022,555	1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,941	20,941	20,941	20,941	20,941	20,941	17,686	13,557	14,687	12,619	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,941	20,941	20,941	20,941	20,941	20,941	17,686	13,557	14,687	12,619	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,877	33,877	33,877	33,877	33,877	33,877	28,611	21,932	23,759	20,414		15,549	14,371		13,729	11,724		9,381			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 2,094,114	2,094,114	2,094,114	2,094,114	2,094,114	2,094,114	1,768,585	1,355,731	1,468,696	1,261,885	1,000,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 14,818	14,818	14,818	14,818	14,818	14,818	13,624	11,908	12,294	11,956		9,764	9,819	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,723	16,723	16,723	16,723	16,723	16,723	15,375	13,438	13,874	13,493		11,018	11,081		11,794	9,818		8,482			10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,672,312	1,672,312	1,672,312	1,672,312	1,672,312	1,672,312	1,537,473	1,343,814	1,387,431	1,349,270		1,101,842	1,108,150		1,179,408	981,800		848,178			1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,390,834	2,390,834	2,390,834	2,390,834	2,390,834	2,390,834	2,077,881	1,687,302	1,839,237	1,706,032		1,309,840	1,260,845		1,271,512	1,070,379		876,799			1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,908	23,908	23,908	23,908	23,908	23,908	20,779	16,873	18,392	17,060		13,098	12,608		12,715	10,704		8,768			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,400,389	2,400,389	2,400,389	2,400,389	2,400,389	2,400,389	2,086,186	1,694,046	1,846,587	1,712,851		1,315,075	1,265,884		1,276,594	1,074,657		880,303	1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,251	24,251	24,251	24,251	24,251	24,251	21,077	17,115	18,656	17,305		13,286	12,789		12,897	10,857		8,894		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Account Value	$ 12,516	12,516	12,516	12,516	12,516	12,516	12,076	11,407	12,232	12,272		12,299	11,125		10,757	10,433		10,416			10,000
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Account Value	$ 12,516	12,516	12,516	12,516	12,516	12,516	12,076	11,407	12,232	12,272		12,299	11,125		10,757	10,433		10,416			10,000
Lipper California Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Account Value	$ 1,049,733	1,049,733	1,049,733	1,049,733	1,049,733	1,049,733	1,012,791	956,717	1,025,850	1,029,271	1,000,000
Cornerstone Aggressive Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Aggressive Composite Index
Account Value	$ 21,374	21,374	21,374	21,374	21,374	$ 21,374	18,964	16,139	17,465	16,417		13,135	12,489		12,315	10,833		9,101			10,000
Cornerstone Conservative Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Conservative Composite Index					Cornerstone Conservative Composite Index
Account Value	$ 13,990	13,990	13,990	13,990	13,990	$ 13,990	12,974	12,092	13,226	13,291		12,345	11,255		10,950	10,521		9,840			10,000
Cornerstone Equity Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Equity Composite Index
Account Value	$ 23,895	23,895	23,895	23,895	23,895	23,895	20,934	17,362	18,760	17,303		13,289	12,821		12,718	10,901		8,876			10,000
Cornerstone Moderate Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderate Composite Index
Account Value	$ 17,493	17,493	17,493	17,493	17,493	17,493	15,863	14,104	15,328	14,901		12,806	11,904		11,650	10,697		9,474			10,000
Cornerstone Moderately Aggressive Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderately Aggressive Composite Index
Account Value	$ 18,643	18,643	18,643	18,643	18,643	18,643	16,788	14,728	15,979	15,358		12,893	12,079		11,853	10,733		9,344			10,000
Cornerstone Moderately Conservative Benchmark M
Account Value [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderately Conservative Composite Index
Account Value	$ 16,263	16,263	16,263	16,263	16,263	16,263	14,855	13,421	14,612	14,349		12,654	11,685		11,406	10,640		9,597			10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,095	14,095	14,095	14,095	14,095	$ 14,095	12,806	11,777	13,902	15,565		11,441	11,661		12,940	9,915		7,659			10,000
Lipper Emerging Markets Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Emerging Market Funds Index					Lipper Emerging Market Funds Index
Account Value	$ 14,498	14,498	14,498	14,498	14,498	$ 14,498	13,530	12,222	14,187	16,201		11,663	11,652		12,940	10,115		7,787			10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,409,529	1,409,529	1,409,529	1,409,529	1,409,529	$ 1,409,529	1,280,551	1,177,701	1,390,198	1,556,516		1,144,106	1,166,054		1,293,999	991,499		765,891			1,000,000
Lipper Emerging Markets Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Emerging Market Funds Index					Lipper Emerging Market Funds Index
Account Value	$ 1,449,797	1,449,797	1,449,797	1,449,797	1,449,797	$ 1,449,797	1,353,031	1,222,195	1,418,661	1,620,110		1,166,319	1,165,188		1,293,974	1,011,486		778,689			1,000,000
MSCI World High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Account Value	$ 19,703	19,703	19,703	$ 19,703	19,703	19,703	17,319	15,558	16,103	14,182		12,541	12,553		12,288	11,019		9,385		10,000
Lipper Global Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Index			Lipper Global Equity Income Funds Index
Account Value	$ 19,559	19,559	19,559	$ 19,559	19,559	19,559	17,072	15,027	15,622	14,096		12,178	12,019		12,007	10,719		9,246		10,000
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Account Value	$ 11,148	11,148	$ 11,148	11,148	11,148	11,148	10,535	10,227	11,064	11,358		11,189	10,381		10,049	10,074	10,000
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index		Lipper Intermediate U.S. Government Funds Index
Account Value	$ 10,917	10,917	$ 10,917	10,917	10,917	10,917	10,357	10,111	11,137	11,403		11,268	10,303		10,012	10,072	$ 10,000
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Account Value	$ 11,336	11,336	11,336	11,336	11,336	$ 11,336	10,713	10,400	11,251	11,550		11,379	10,557		10,219	10,245		10,253			10,000
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index					Lipper Intermediate U.S. Government Funds Index
Account Value	$ 11,034	11,034	11,034	11,034	11,034	$ 11,034	10,468	10,219	11,256	11,525		11,389	10,413		10,119	10,180		10,226			10,000
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Account Value	$ 1,131,535	1,131,535	1,131,535	1,131,535	$ 1,131,535	1,131,535	1,069,303	1,038,032	1,122,988	1,152,885		1,135,757	1,053,719		1,020,012	1,022,586		1,023,444	1,000,000
Lipper Intermediate U.S. Government Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index				Lipper Intermediate U.S. Government Funds Index
Account Value	$ 1,104,949	1,104,949	1,104,949	1,104,949	$ 1,104,949	1,104,949	1,048,292	1,023,322	1,127,172	1,154,140		1,140,481	1,042,774		1,013,284	1,019,427		1,024,046	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,447	10,447	10,447	10,447	10,447	10,447	10,147	9,625	10,142	10,210	10,000
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 14,835	$ 14,835	14,835	14,835	14,835	14,835	13,423	11,433	12,164	11,291	10,000
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Account Value	$ 14,617	$ 14,617	14,617	14,617	14,617	14,617	13,293	11,281	12,097	11,370	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,447	10,447	10,447	10,447	10,447	10,447	10,147	9,625	10,142	10,210	10,000
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 14,835	$ 14,835	14,835	14,835	14,835	14,835	13,423	11,433	12,164	11,291	10,000
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Account Value	$ 14,617	$ 14,617	14,617	14,617	14,617	14,617	13,293	11,281	12,097	11,370	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,590	12,590	12,590	12,590	12,590	12,228	11,600	12,223	12,304		12,175	11,123		10,682	10,421		10,395			10,000
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 21,179	21,179	21,179	21,179	21,179	$ 21,179	19,161	16,321	17,364	16,119		13,911	12,742		12,168	11,094		9,896			10,000
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index					Lipper Composite Index
Account Value	$ 20,055	20,055	20,055	20,055	20,055	$ 20,055	18,239	15,478	16,597	15,600		13,572	12,501		12,013	10,966		9,780			10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,044,707	1,014,664	962,513	1,014,217	1,020,951	1,000,000
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 1,483,547	$ 1,483,547	1,483,547	1,483,547	1,483,547	1,483,547	1,342,251	1,143,306	1,216,361	1,129,113	1,000,000
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Account Value	$ 1,461,735	$ 1,461,735	1,461,735	1,461,735	1,461,735	1,461,735	1,329,318	1,128,118	1,209,708	1,137,029	1,000,000
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Account Value	$ 15,102	15,102	15,102	15,102	15,102	15,102	13,694	11,977	12,636	12,516		9,878	9,733	$ 10,000
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Account Value	$ 17,360	17,360	17,360	17,360	17,360	17,360	15,741	13,768	14,525	14,387		11,355	11,188		11,995	9,892		8,564			10,000
Lipper International Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Account Value	$ 1,735,999	1,735,999	1,735,999	1,735,999	1,735,999	$ 1,735,999	1,574,130	1,376,786	1,452,463	1,438,704		1,135,489	1,118,817		1,199,532	989,235		856,372			1,000,000
Lipper New York Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Index					Lipper New York Municipal Debt Funds Index
Account Value	$ 12,517	12,517	12,517	12,517	12,517	$ 12,517	12,149	11,413	12,287	12,247		12,331	11,172		10,678	10,469		10,348			10,000
Lipper New York Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Index
Account Value	$ 1,055,189	1,055,189	1,055,189	1,055,189	1,055,189	1,055,189	1,024,171	962,081	1,035,786	1,032,396	1,000,000
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Account Value	$ 21,583	21,583	21,583	21,583	21,583	$ 21,583	13,623	13,692	17,655	15,879		13,288	10,455		10,181	11,150		9,478			10,000
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index					Lipper Precious Metals Equity Funds Index
Account Value	$ 19,373	19,373	19,373	19,373	19,373	$ 19,373	12,674	13,468	16,838	15,320		12,486	10,568		10,423	11,453		9,094			10,000
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Account Value	$ 21,583	21,583	21,583	21,583	21,583	$ 21,583	13,623	13,692	17,655	15,879		13,288	10,455		10,181	11,150		9,478			10,000
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index					Lipper Precious Metals Equity Funds Index
Account Value	$ 19,373	19,373	19,373	19,373	19,373	$ 19,373	12,674	13,468	16,838	15,320		12,486	10,568		10,423	11,453		9,094			10,000
MSCI ACWI Select Gold Miners IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Account Value	$ 2,158,253	2,158,253	2,158,253	2,158,253	2,158,253	$ 2,158,253	1,362,298	1,369,194	1,765,479	1,587,872		1,328,839	1,045,450		1,018,081	1,115,008		947,777			1,000,000
Lipper Precious Metals Equity Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index					Lipper Precious Metals Equity Funds Index
Account Value	$ 1,937,321	1,937,321	1,937,321	1,937,321	1,937,321	$ 1,937,321	1,267,377	1,346,759	1,683,776	1,531,970		1,248,630	1,056,764		1,042,323	1,145,324		909,395			1,000,000
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Account Value	$ 22,159	22,159	22,159	22,159	22,159	22,159	19,615	15,988	17,426	16,980		12,698	12,355		12,616	10,748		8,761			10,000
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Account Value	$ 22,159	22,159	22,159	22,159	22,159	22,159	19,615	15,988	17,426	16,980		12,698	12,355		12,616	10,748		8,761			10,000
Lipper Global Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Account Value	$ 2,199,830	2,199,830	2,199,830	$ 2,199,830	2,199,830	2,199,830	1,947,301	1,587,249	1,729,956	1,685,676		1,260,588	1,226,563		1,252,452	1,067,039		869,757	$ 1,000,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index			Bloomberg U.S. Universal Index
Account Value	$ 12,089	12,089	12,089	$ 12,089	12,089	12,089	11,372	10,929	12,049	12,387		12,129	10,901		10,564	10,462		10,138		$ 10,000
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Account Value	$ 12,364	12,364	12,364	12,364	12,364	$ 12,364	12,021	11,490	11,843	11,977		11,815	10,975		10,542	10,360		10,357			10,000
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index					Lipper Intermediate Municipal Debt Funds Index
Account Value	$ 12,278	12,278	12,278	12,278	12,278	$ 12,278	11,860	11,279	11,766	11,867		11,764	10,894		10,511	10,292		10,311			10,000
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Account Value	$ 12,364	12,364	12,364	12,364	12,364	$ 12,364	12,021	11,490	11,843	11,977		11,815	10,975		10,542	10,360		10,357			10,000
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index					Lipper Intermediate Municipal Debt Funds Index
Account Value	$ 12,278	12,278	12,278	12,278	12,278	$ 12,278	11,860	11,279	11,766	11,867		11,764	10,894		10,511	10,292		10,311			10,000
Bloomberg Barclays Municipal 1-15 Years Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Account Value	$ 1,049,826	$ 1,049,826	1,049,826	1,049,826	1,049,826	1,049,826	1,020,662	975,624	1,005,601	1,017,005	1,000,000
Lipper Intermediate Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index	Lipper Intermediate Municipal Debt Funds Index
Account Value	$ 1,058,813	$ 1,058,813	1,058,813	1,058,813	1,058,813	1,058,813	1,022,776	972,710	1,014,666	1,023,356	1,000,000
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Account Value	$ 12,723	12,723	12,723	12,723	12,723	12,723	12,258	11,552	12,402	12,416		12,322	11,159		10,756	10,422		10,363			10,000
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Account Value	$ 12,723	12,723	12,723	12,723	12,723	12,723	12,258	11,552	12,402	12,416		12,322	11,159		10,756	10,422		10,363			10,000
Lipper General & Insured Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Account Value	$ 1,063,112	1,063,112	1,063,112	1,063,112	1,063,112	1,063,112	1,024,220	965,277	1,036,323	1,037,475	1,000,000
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Account Value	$ 11,550	11,550	11,550	11,550	11,550	$ 11,550	11,179	10,788	10,954	11,095		10,919	10,519		10,263	10,207		10,171			10,000
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index					Lipper Short Municipal Debt Funds Index
Account Value	$ 11,398	11,398	11,398	11,398	11,398	$ 11,398	10,993	10,595	10,655	10,745		10,651	10,363		10,179	10,099		10,074			10,000
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Account Value	$ 11,550	11,550	11,550	11,550	11,550	$ 11,550	11,179	10,788	10,954	11,095		10,919	10,519		10,263	10,207		10,171			10,000
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index					Lipper Short Municipal Debt Funds Index
Account Value	$ 11,398	11,398	11,398	11,398	11,398	$ 11,398	10,993	10,595	10,655	10,745		10,651	10,363		10,179	10,099		10,074			10,000
Bloomberg Barclays Municipal Short (1-5 Years) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Account Value	$ 1,052,191	$ 1,052,191	1,052,191	1,052,191	1,052,191	1,052,191	1,018,372	982,766	997,846	1,010,731	1,000,000
Lipper Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index	Lipper Short Municipal Debt Funds Index
Account Value	$ 1,071,095	$ 1,071,095	1,071,095	1,071,095	1,071,095	1,071,095	1,033,031	995,648	1,001,311	1,009,804	1,000,000
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Account Value	$ 11,874	11,874	11,874	11,874	11,874	11,874	11,497	10,940	11,685	11,782		11,691	10,793		10,447	10,453		10,299			10,000
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Account Value	$ 11,874	11,874	11,874	11,874	11,874	11,874	11,497	10,940	11,685	11,782		$ 11,691	$ 10,793		$ 10,447	$ 10,453		$ 10,299			$ 10,000
Lipper Virginia Municipal Debt Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Account Value	$ 1,027,278	$ 1,027,278	$ 1,027,278	$ 1,027,278	$ 1,027,278	$ 1,027,278	$ 994,673	$ 946,448	$ 1,010,961	$ 1,019,273	$ 1,000,000